February 21, 2017
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Subj:	SBL Variable Annuity Account XIV
1940 Act Registration Number: 811-10011
1933 Act Registration Numbers: 333-41180 and 333-120399
CIK: 0001116625
Rule 30b2-1 Filing
Dear Sir or Madam:
As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi-annual report(s) for the underlying management investment companies listed below. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.
The following annual or semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:
Underlying Management Investment Company	CIK Number	Date(s) Filed
American Century Strategic Asset Allocations, Inc.	0000924211	January 26, 2017
American Century World Mutual Funds, Inc.	0000872825	January 26, 2017
Federated Investment Series Funds, Inc.	0000889388	January 27, 2017
Fidelity Advisor Series I	0000722574	January 25, 2017
Investment Managers Series Trust	0001318342	February 8, 2017
Prudential Investment Portfolios 18	0001052118	January 26, 2017
T. Rowe Price Retirement Funds, Inc.	0001177017	January 24, 2017
To the extent necessary, these filings are incorporated herein by reference.
Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
    and Assistant Secretary
Security Benefit Life Insurance Company